Summary of significant accounting judgements, estimates, and significant accounting policies	12 Months Ended
Sep. 30, 2021
Accounting Polices [Abstract]
Summary of significant accounting judgements, estimates, and significant accounting policies
4. Summary of significant accounting judgements, estimates, and significant accounting policies
4.1. Significant accounting judgements and estimates
The preparation of the consolidated financial statements requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of income, expenses, assets and liabilities, and the accompanying disclosures. Actual results could differ from those estimates. Estimates and underlying assumptions ar
e
 reviewed on an ongoing basis and revisions of estimates are recorded prospectively.
Judgements
Information about judgements made in applying accounting policies that have the most significant effects on the amounts recognized in the consolidated financial statements is included hereinafter:
Leases
SIGNA Sports United Group exercises judgement in determining the lease term as the non-cancellable
term of the lease, together with the impact of options to extend or terminate the lease if it is reasonably certain to be exercised. The group usually assess whether it is reasonably certain to exercise the option to renew. In doing so, management considers all relevant factors that create an economic incentive for it to exercise the renewal. After the commencement date, management reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise the option to renew. Further information can be found in note 6.4.
CGUs / Goodwill
Significant judgement is required by SIGNA Sports United Group for the determination of the cash generating units (CGUs) and the allocation of goodwill related to business combination. Synergies are expected to be realized across the whole group from the expansion of existing business activities. Therefore, goodwill is allocated to the CGU groups Internetstores, Publikat, Tennis and OUTFITTER, Teamsport & Ballside. Further information can be found in note 6.2.
Share based payments
On the grant date of each share-based payment agreement, judgement is required by SIGNA Sports United Group regarding the probability of the occurrence of future non-market conditions. The Group assess the likelihood of meeting future non-market conditions on a case-by-case basis. In case the fulfilment of non-market conditions is more likely than not, the Group recognizes share based payments in accordance with IFRS 2. Further information can be found in note 6.12
Related parties
Familie Benko Privatstiftung, a trust incorporated under Austrian law which has an independent management board which controls its own succession, is the ultimate beneficial owner of the shares held in SSU by SIGNA International Sports Holding GmbH (SISH) and SISH Beteiligung GmbH & Co. KG in accordance with applicable US securities laws and SEC regulations. The trustors are Mr. René Benko and Ms. Ingeborg Benko and the members of the management board are Dr. Dieter Spranz, Dr. Marcus Mühlberger and Ms. Karin Furhmann. As of September 30, 2021, Familie Benko Privatstiftung indirectly owned the majority of SSU‘s ownership interest through multiple holding companies also involving other minority shareholders.

In assessing SSU’s related party relationships, management exercised judgement in determining the Company’s ultimate controlling party in accordance with IAS 24.13 and concluded that neither Familie Benko Privatstiftung, nor its trustors René Benko or Ingeborg Benko are considered the ultimate controlling party of SIGNA Sports United. In reaching this conclusion, management took into consideration the governance structure of the Familie Benko Privatstiftung which holds an indirect interest in the SSU as well as other contractual relationships at multiple shareholder levels. As a result of the analysis, management concluded that Familie Benko Privatstiftung was an investor with significant influence and that SIGNA Retail GmbH was the ultimate controlling party of SSU as of September 30, 2021. Further information can be found in note 11.
Key assumptions and sources of significant estimation uncertainty
Some accounting and valuation methods require estimates to be made on the basis of complex and subjective judgements using assumptions, including for matters which are inherently uncertain and subject to change. These accounting estimates may change from period to period and have a significant effect on income, expenses and results, as well as the Financial Position and cash flows. Accounting estimates may also include estimates where management could reasonably have made a different estimate in the current accounting period compared to prior periods. Even though these estimates and assumptions were made to the best of management’s knowledge, actual results may differ. Estimates and assumptions are reviewed on an ongoing basis. Changes in estimates and assumptions are recognized in the period in which the changes first occur and for future periods affected by the changes. Management expressly points out that future events often deviate from forecasts and that estimates must be adjusted regularly.
Impairment of goodwill
Goodwill is not amortized but tested annually for impairment. For the purpose of impairment testing, goodwill is allocated to each group of CGUs expected to benefit from the synergies of the business combination. The assessment of impairment is based on discretionary decisions by management, in particular with regard to expected future discounted cash flows. The assessment of discounted future cash flows is based on key assumptions regarding revenues, costs and discount rates, as well as assumptions regarding future product portfolios, market penetration, market developments, the success of the integration of the acquired businesses and growth.
Although the current assumptions are considered reasonable and appropriate by management, a change in the assumptions may have a material impact on the items reported in the financial statements and result in the recognition of impairment losses or reversals of impairment losses in future periods.
Impairment of intangible assets with indefinite useful lives
Intangible assets with indefinite useful lives are not amortized but are tested for impairment at least annually and whenever there is an indication that the asset may be impaired, using the relief-from-royalty method. If there is an indication of impairment, the recoverable amount is determined for the CGU to which the intangible asset belongs.
Although the current assumptions are considered reasonable and appropriate by management, a change in the assumptions may have a material impact on the items reported in the financial statements and result in the recognition of impairment losses or reversals of impairment losses in future periods.
Further information on the impairment test and subsequent measurement of goodwill and assets with indefinite useful lives is provided in note 6.2
Business combinations
As a result of business combinations, SIGNA Sports United Group h
a
s reported goodwill in the consolidated statement of financial position. In a business combination, all identifiable assets, liabilities and contingent liabilities acquired are recognized at their fair values on the acquisition date. One of the most important estimates relates to the determination of the fair value of these assets, liabilities and contingent liabilities. In order to assess purchase price allocations, management of SIGNA Sports United Group uses appropriate valuation techniques to determine the fair value of the acquired assets, liabilities and contingent liabilities. These valuations are dependent on assumptions and assessments made by management (and supported by third party experts where deemed necessary) with regard to the future development of the assets concerned and changes in discount rates.
Leases
When accounting for leases under IFRS 16, certain assumptions and estimates are made by management, in particular when determining the discount rate (incremental borrowing rate). Further information can be found in note 6.4.
Revenue
A particular degree of discretion is required in determining sales deductions for returns from customers, which are mainly estimated on the basis of experience from specific contractual obligations. The estimate of return rates or revocation rates results from the assessment of actual empirical observations, such as historical sales channel-related return rates. Further information can be found in note 5.1.
Critical judgments and accounting estimates
The accounting policies that most frequently or significantly requires the Group to make judgments, estimates and assumptions and therefore are critical to understand our results of operations include the following, which are explained in the respective accounting policies below:

•	Revenue recognition
Estimates and assumptions that are required in determining sales deductions for returns from customers, which are mainly estimated on the basis of experience from specific contractual obligations.

•	Business combinations
One of the most important estimates relates to the determination of the fair value of these assets, liabilities and contingent liabilities, Management of SIGNA Sports United Group uses appropriate valuation techniques to determine the fair value of the acquired assets, liabilities and contingent liabilities. These valuations are dependent on assumptions and assessments made by management with regard to the future development of the assets concerned and changes in discount rates.

•	Impairment of goodwill and assets with indefinite useful lives
The assessment of impairment is based on discretionary decisions by management, in particular in regard to assumptions for revenue growth, discount rates, EBITDA margins and royalty rates.
4.2. Significant accounting policies
Measurement
The consolidated financial statements have been prepared on a historical cost basis, except for certain items such as derivative financial instruments, hedging transactions and pensions and similar obligations.
The basis of measurement for these exceptions is described in the respective paragraphs below.

F-1
6
Principles of consolidation
The consolidated financial statements include the financial statements of SIGNA Sports United GmbH and the financial statements of all subsidiaries directly or indirectly controlled by SIGNA Sports United GmbH. Control exists only if the parent company has power of disposal over the subsidiary, is exposed to positive and negative returns and is in a position to influence the level of variable returns based on voting or other rights.
The Group’s interests in equity-accounted investees comprises a joint venture, namely Teamstolz GmbH. A joint venture is an arrangement in which the Group has joint control, whereby the Group has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities.
Interests in the joint venture are accounted for using the equity method. They are initially recognized at cost, which includes transaction costs. Subsequent to initial recognition, the consolidated financial statements include the Group’s share of the profit or loss and other comprehensive income of equity accounted investees, until the date on which significant influence or joint control ceases.
The financial statements of the consolidated subsidiaries included in the consolidated financial statements are generally prepared as of the balance sheet date of the parent entity. The financial statements of SIGNA Sports United GmbH and its subsidiaries included in the consolidated financial statements are prepared in accordance with uniform accounting policies. All intercompany assets and liabilities, equity, income and expenses, as well as cash flows from transactions between the consolidated companies are eliminated in full as part of the consolidation process. Acquisitions of companies that are not under common control are accounted for using the purchase method in accordance with IFRS 3 at the time of acquisition. Changes in shareholdings in Group companies which reduce or increase the shareholding of SIGNA Sports United GmbH without loss of control are accounted for as equity transactions between owners.
Foreign currency
The euro is the functional and presentation currency of the most companies included in the consolidation with a primary economic environment within the European currency area. Transactions in foreign currencies are initially recognized in the functional currency by applying the spot rate prevailing at the time of the transaction to the foreign currency amount. Resulting currency gains and losses from currency translation are directly reported in the consolidated statements of profit or loss. Differences arising from the translation of the financial statements of companies outside the euro zone are reported under equity in accordance with IAS 21 and reclassified to the consolidated statements of profit or loss when the gain or loss on disposal of SSU is recognized.
The financial information of the companies included in the scope of consolidation of SIGNA Sports United Group, whose functional currency is not the euro, is translated into the reporting currency of the consolidated financial statements as of the balance sheet date. Closing rates are used for the translation of the Financial Position, while average rates for the reporting period are used for the translation of the consolidated statements of profit or loss and other comprehensive Income.
Non-monetary
items that are measured based on historical cost in a foreign currency are translated at the exchange rate at the date of the transaction.
Business combinations
Business combinations that are not carried out under common control are accounted for using the acquisition method in accordance with IFRS 3 at the time of the acquisition. Acquisition costs are determined at the fair value of the assets given and liabilities taken over as well as on the basis of agreed contingent consideration at the time of acquisition. Incidental acquisition costs are expenses in the reporting period. Identifiable assets acquired and liabilities assumed in a business combination (including contingent liabilities) are initially measured at their fair values at the acquisition date, irrespective of non-controlling
interests. A positive difference between

F
-1
7
the acquisition cost including the fair value of the
non-controlling
interest and the acquired assets and liabilities is recognized as goodw
i
ll. SIGNA Sports United GmbH applies the full goodwill method by way of business combination.
In the case of acquisitions concluded in stages, the fair values of the assets and liabilities of the acquired company are measured in accordance with IFRS 3 “Business Combinations” on the date on which the control is obtained. Resulting adjustments to the fair value of the existing shares are recognized in the consolidated statements of profit or loss. The carrying amount of the assets and liabilities already recognized in the consolidated statements of financial position is adjusted accordingly.
The application of the acquisition method requires certain estimates and assumptions, especi
a
lly with regard to the fair values of the acquired intangible assets, property, plant and equipment and liabilities assumed at the time of acquisition, as well as the useful lives of the acquired intangible assets and property, plant and equipment.
The valuation is primarily based on expected cash flows. If the actual cash flows differ from those used in the calculation of fair values, this may have a material impact on future operating results. The valuations are based on the information available at the time of acquisition.
The valuation of the indefinite life intangible assets is based on the relief from royalty method at the time of the acquisition.
Goodwill and assets with indefinite useful lives
Groups of CGUs to which goodwill has been allocated are tested for impairment annually, or more frequently when there is an indication that the unit may be impaired. If the recoverable amount of the group of CGU is less than the carrying amount of the unit, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata
on the basis of the carrying amount of each asset in the unit. An impairment loss recognized for goodwill is not reversed in a subsequent period.
Intangible assets with an indefinite useful life are tested for impairment at least annually and whenever there is an indication that the asset may be impaired. For those assets, the relief-from-royalty method is used for impairment testing. The relief-from-royalty method determines the fair value of intangible assets by reference to the capitalized value of the hypothetical royalty payments that would be saved through owning the asset, as compared with licensing the asset from a third party.
If, on the balance sheet date, an indication arises that the reasons for impairment no longer exist, a review is carried out to determine whether a reversal of the impairment loss is required in whole or in part. Therefore, the carrying amount is written up to the recoverable amount, but not higher than the amortized cost of the asset, as if no impairment had taken place. Further information can be found in note 6.2.
Intangible assets
Acquired intangible assets are initially measured at cost, whereas intangible assets acquired in a business combination are measured at fair value. After initial recognition, intangible assets are accounted for using the cost model.
Amortization of intangible assets with finite useful lives is calculated using the straight-line method. The estimated useful life and the amortization method are reviewed annually at the end of the reporting period and any changes in the useful life are accounted for prospectively.
Amortization of intangible assets is recognized in the consolidated statements of profit or loss. For further information on intangible assets, please see note 6.1.

F
-1
8
Besides scheduled amortization, an impairment test is performed if relevant events or changes in circumstances indicate that intangible assets may be impaired. If the carrying amount of an intangible asset exceeds its recoverable amount, the intangible asset is impaired. An impairment loss is recognized in the amount by which the carrying amount exceeds the recoverable amount. Assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (CGUs). If the reasons for impairment no longer exist, the impairment loss is reversed up to the amortized cost of the intangible asset.
Costs for internally generated intangible assets are capitalized in the consolidated statements of financial position, provided that these costs can be clearly assigned to the development phase and where the following criteria are met:

•	it is technically feasible to complete the intangible asset so that it will be available for use

•	management intends to complete the intangible asset and use or sell it

•	there is an ability to use or sell the intangible asset

•	it can be demonstrated how the intangible asset will generate probable future economic benefits

•	adequate technical, financial and other resources to complete the development and to use or sell the intangible asset are available, and

•	the expenditure attributable to the intangible asset during its development can be reliably measured.
The estimated useful lives of intangible assets are as follows:

Intangible assets	Average useful life
Software	3 - 5 years
Customer relationships	Lower of the contract term and the useful economic life
Internally developed	3 - 5 years
Other intangible assets	3 - 5 years
Intangible assets with indefinite useful lives mainly relate to acquired brands and Internet domains. An analysis of product life cycle studies and market and competitive trends provides evidence that brands and Internet domains will generate appropriate revenues for the group for an indefinite period.
Gains or losses arising from derecognition of intangible assets are recognized based on the difference between the net realizable value and the carrying amount of the intangible asset. The gain or loss is recognized in the consolidated statements of profit or loss in the period in which the intangible asset is derecognized.
Property, plant and equipment
Property, plant and equipment is measured at cost less accumulated depreciation and impairment losses. The cost of property, plant and equipment consists of expenses that must be incurred to acquire an asset and bring it to working condition. Subsequent costs, including repair and maintenance costs, are only recognized as part of the cost of an existing asset or, if applicable, as a separate asset, if it is probable that SIGNA Sports United Group will receive the future economic benefits attributable to the asset and the cost of the asset can be measured reliably. Expected future expenses for the removal of tenant fixtures upon the future termination of rental contracts are capitalized and depreciated through the expected rental term. All other expenses (e.g. for ongoing repairs and maintenance) are expensed as incurred.

F
-1
9
Property, plant and equipment is depreciated on a straight-line basis over the following useful lives:

Property, plant and equipment	Average useful life
Buildings	Up to 40 years
Technical facilities and machines	3 - 10 years
Other facilities, operating and business equipment	5 - 10 years
Leasehold improvements	Shorter of useful life and the term of the underlying lease
In addition to depreciation and amortization, an impairment test is carried out and, if necessary, an impairment loss is recognized if th
e
re are relevant events or changes in circumstances that indicate that an impairment of property, plant or equipment may have occurred.
Property, plant and equipment is derecognized from the accounts either at the time of disposal or when no further economic benefit is derived from the respective items. Gains or losses on disposal or retirement are recognized in the consolidated statements of profit or loss in the period in which they arise.
Remaining carrying amounts and estimated useful lives as well as depreciation methods are reviewed annually and adjusted, if necessary.
Right of return
For certain categories of goods customers have a right to return these goods within a specified period. Return allowances, which reduce net revenues, are estimated based on historical experiences. The Group updates its estimates on a quarterly basis.
For goods that are expected to be returned from the customers, the Group recognizes a refund liability (included other current liabilities in the consolidated statements of financial position). The liability is measured at the amount the Group ultimately expects it will have to return to the customer. A right of return asset (included in Inventories in the consolidated statements of financial position) and corresponding adjustment to cost of sales is also recognized for the right to recover products from the customers.
Leases
The Group assesses at contract inception of the lease whether a contract is, or contains a lease. The Group recognizes a right-of-use
asset and a corresponding lease liability for all leases where the Group is the lessee. The Group elected to apply an exemption for low value leases as well as short-term leases in accordance with IFRS 16. Lease payments associated with low value leases and short-term leases are expensed on a straight-line basis over the lease term. Accordingly, no right of use assets or lease liabilities are recognized.
Upon initial recognition, the lease liability is measured at the present value of the lease payments not yet paid at the inception of the lease and is discounted on the basis of the interest rate underlying the lease. If this interest rate cannot be readily determined, the Group uses its incremental borrowing rate.
The following lease payments are included in the measurement of the lease liability:

•	Fixed lease payments (including de facto fixed payments), less incentive payments to be received;

•	Variable lease payments based on an index or price, initially measured at the index or price at the inception of the lease;

•	Expected payments by the lessee due to residual value guarantees;

•	Exercise prices of purchase options if the lessee is reasonably certain that these will be exercised; and
•	Penalties for the premature termination of leases, if the term of the lease is based on the exercise of the right to terminate the lease.
Subsequent measurement of the lease liability is made by increasing the carrying amount by the interest on the lease liability (using the effective interest method) and reducing the carrying amount by the lease payments made.
In the following cases, the Group remeasures the lease liability and adjusts the corresponding right-of-use
asset accordingly:

•
There has been a change in the lease term or there is a significant event or significant change in circumstances that results in a change in judgement with respect to the exercise of a purchase option. In this case, the lease liability is remeasured by discounting the adjusted lease payments at a revised discount rate.

•
The lease payments change due to index or exchange rate changes or due to a change in the expected payment to be made on the basis of a residual value guarantee. In these cases, the lease liability is remeasured by discounting the adjusted lease payments at an unchanged discount rate, unless the change in the lease payments is attributable to a change in a variable interest rate. In this case, an updated interest rate is to be applied.

•
A lease is amended and the amendment to the lease is not recognized as a separate lease. In this case, the lease liability is remeasured on the basis of the term of the amended lease by discounting the amended lease payments at an updated interest rate at the effective date of the amendment.

Right-of-use
assets are generally amortized over the term of the lease. However, if the useful life of the underlying asset is shorter than the term of the lease, the right-of-use
asset shall be amortized over that period accordingly. This also applies in cases where a lease transfers ownership of the leased asset or where the Group deems the exercise of a purchase option agreed under the lease to be sufficiently certain and the exercise price is therefore already included in the cost of the right-of-use
asset. Depreciation begins at the beginning of the lease.
To assess the need for an impairment of a
right-of-use
asset, the Group applies IAS 36 and recognizes all impairment losses as described in the accounting policies for property, plant and equipment.
Share-based Payment
IFRS 2 “Share-based Payment” is applied in accounting for share-based payment schemes involving employees and other participants who render the respective services. The Group has only equity-settled share-based payments.
In the case of equity-settled share-based payment, services are provided as consideration for equity instruments. The fair value of the services is determined at the grant date by reference to the fair value of the equity instruments. The fair value is recognized over the vesting period as personnel expenses with a corresponding increase in equity.
The fair value of equity instruments is determined using valuation models such as the Black-Scholes formula or a Monte Carlo model.
Fair value
A number of accounting policies and disclosures of SIGNA Sports United Group require the measurement of fair values for both financial and non-financial
assets and liabilities.

The valuation of assets and liabilities at fair value is based on the three-level “fair value hierarchy” or “level hierarchy” in accordance with IFRS 13 and the proximity of the valuation factors used to an active market. An active market is a market in which homogeneous products are traded, in which interested buyers and sellers can be found at any time and in which prices are publicly available. On the basis of the three-level measurement hierarchy, certain assumptions and estimates of management were used, in particular with regard to assets and liabilities at fair value, which were classified to Levels 2 and 3:
Level
 1:
Quoted prices (unadjusted) in active markets for identical assets and liabilities.
Level
 2:
Quoted prices other than those included in Level 1 that are observable, directly or indirectly, for the asset or liability. The fair value of Level 2 financial instruments is determined on the basis of the conditions prevailing at the e
n
d of the reporting period, such as interest rates or exchange rates, and using recognized models such as discounted cash flow or option pricing models.
Level
 3:
Inputs for the asset or liability that are not based on observable market data (unobservable inputs). The fair value of Level 3 financial instruments was determined by reference to individual default expectations; these are based to a large extent on the Group’s assumptions regarding the creditworthiness of the counterparty.
If the parameters used to determine the fair value of an asset or liability fall into different levels of the fair value hierarchy, the fair value measurement in its entirety is classified in the same level of the fair value hierarchy as the lowest input that is significant to the fair value measurement as a whole.
Investments accounted for using the equity method
Investments in associated companies are accounted for using the equity method. An associated company is a company over which SIGNA Sports United has significant influence, but not control.
Under the equity method, shares in associated companies are capitalized in the consolidated statements of financial position at acquisition cost. Goodwill in connection with the acquisition of associated companies is not amortized but tested for impairment as part of the total investment in the associate.
Subsequent to initial recognition, the consolidated financial statements include the Group’s share of the profit or loss and OCI of equity-accounted investees, until the date on which significant influence or joint control ceases. Intercompany profits or losses arising from transactions between SIGNA Sports United Group and its associates are eliminated to the extent of SIGNA Sports United Group’s interest in the associate.
Financial Instruments (IFRS 9)
Financial assets
SIGNA Sports United Group classifies its financial assets in the following measurement categories:

•	those to be measured subsequently at fair value either through OCI or through profit or loss (FVOCI or FVPL), and

•	those to be measured at amortized cost (AC)
The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows. SIGNA Sports United Group reclassifies debt investments when and only when its business model for managing those assets changes.
SIGNA Sports United Group recognizes a financial asset when, and only when, the Group becomes party to the contractual provisions of the instrument. Regular way purchases and sales of financial assets are recognized on trade date, the date that the Group commits to purchase or sell the asset.

F
-2
2
At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset measured not at fair value through profit or loss (FVPL), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVPL are expensed in profit or loss.
Subsequent measurement of financial assets depends on the Group’s business model for managing the asset and the cash flow characteristics of the asset:

•
Amortized cost: Financial assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on derecognition is recognized directly in profit or loss and presented in other gains/(losses) together with foreign exchange gains and losses. Impairment losses are presented as separate line item in the statements of profit or loss. For SIGNA Sports United Group, this category mainly comprises trade receivables, other financial assets (with the exception of derivatives and contingent receivables) and cash and cash equivalents.

•
FVOCI: Financial assets that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest on the principal amount outstanding, are measured at FVOCI. Movements in the carrying amount are taken through OCI, except for the recognition of impairment gains or losses, interest income and foreign exchange gains and losses which are recognized in profit or loss. When the financial asset is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to profit or loss and recognized in other gains/(losses). Interest income from these financial assets is included in finance income using the effective interest rate method. Foreign exchange gains and losses are presented in other gains/(losses) and impairment expenses are presented as separate line item in the statements of profit or loss. Currently SIGNA Sports United Group does not hold any financial assets designated as at FVOCI.

•
FVPL: Financial assets that are not classified as measured at amortized cost or FVOCI are measured at FVPL. A gain or loss on a debt investment that is subsequently measured at FVPL is recognized in profit or loss and presented net within other gains/(losses) in the period in which it arises. For SIGNA Sports United Group, this category comprises contingent receivables, related to earn-out
agreements.

In accordance with the impairment provisions of IFRS 9, SIGNA Sports United Group applies the simplified approach to the valuation of expected credit losses (ECL), under which an allowance is made for trade receivables based on the expected losses over the term of the receivable. Due to the common default risk characteristics of company’s trade receivables, the expected losses over the term of the receivable are determined on the basis of external industry-related ratings and internally determined past default rates, unless there is objective evidence of an individual deterioration in creditworthiness. The external rating reflects current and future-oriented information on macroeconomic factors affecting the ability of customers to settle the receivables. For reasons of materiality, no value adjustments are made for cash and cash equivalents and other financial assets.
Additionally, allowances for individual receivables are recognized if there is objective evidence of credit impairment. Objective indications may be payment arrears of a certain duration, the initiation of enforcement measures, the risk of insolvency or over indebtedness, the filing or opening of insolvency proceedings or the failure of restructuring measures. Account balances are written off either partially or in full if judged that the likelihood of recovery is remote. Allowances for doubtful accounts are regularly posted to separate allowance accounts.
Trade receivables are eliminated from the accounts after a reasonable estimate has been made if they are no longer realizable. This is the case, for example, if the debtor fails to commit to a repayment schedule vis-à-vis
the Group or if no other partial repayment is foreseeable.

Financial assets are derecognized when the rights to receive cash flows from the financial a
s
sets have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership.
Financial liabilities
SIGNA Sports United Group recognizes a financial liability when, and only when, the Group becomes party to the contractual provisions of the instrument. Financial liabilities are categorized as either financial liabilities at fair value through profit or loss (FVPL) or financial liabilities at amortized cost.
Financial liabilities are categorized as at FVPL if the financial liability is either held for trading or it is designated as at FVPL. Currently SIGNA Sports United Group holds only earn-out
and put option liabilities at FVPL. Derivative financial liabilities for which hedge accounting is not applied are classified as held for trading upon initial recognition. Financial liabilities are initially recognized at fair value. Financial liabilities at FVPL are subsequently carried at fair value.
Other financial liabilities, including trade payables and the remaining other financial liabilities, are initially measured at fair value, net of transaction costs. They are subsequently measured at amortized cost using the effective interest method, with interest expense recognized on an effective yield basis.
The Group derecognizes financial liabilities if, and only if, the Group’s obligations are discharged, cancelled or have expired.
Offsetting financial assets and liabilities
Financial assets and liabilities are offset and the net amount reported in the consolidated statement
s
of financial position where the Group currently has a legally enforceable right to offset the recognized amounts, and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.
Derivative financial instruments and hedge accounting
Derivative financial instruments, such as forward contracts, are used in the Group to hedge foreign currency risks for balance sheet items and future cash flows. SIGNA Sports United Group does not hold derivatives for speculative trading purposes.
Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured to their fair value at the end of each reporting period. Where the derivative is not designated as a cash-flow hedge, subsequent changes in the fair value are recognized in profit or loss. Such derivatives are classified as a current asset or liability.
The group designates certain derivatives as cash flow hedges to hedge particular risks associated with the cash flows of recognized assets and liabilities and highly probable forecast transactions.
At inception of the hedge relationship, the Group documents the economic relationship between hedging instruments and hedged items including whether changes in the cash flows of the hedging instruments are expected to offset changes in the cash flows of hedged items. The Group documents its risk management objective and strategy for undertaking its hedge transactions. Currently the Group has only designated cash flow hedges.
The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in the cash flow hedge reserve within equity. The gain or loss relating to the ineffective portion is recognized immediately in profit or loss.

When a hedging instrument matures, any gains or losses held in the cash flow hedge reserve are recycled to the statement of operations or inventory on the balance sheet when the related hedged item is recognized in the statement of operations or inventory on the balance sheet.
If a hedge no longer meets the criteria for hedge accounting, or the forecast transaction is no longer likely to occur, the cumulative gain or loss reported in equity is immediately reclassified to profit or loss.
Contingent liabilities, such as
earn-out
agreements, are classified as either equity or financial liabilities and measured at fair value upon initial recognition. Amounts classified as financial liabilities are subsequently remeasured at fair value, with changes in fair value recognized in profit or loss.
Inventories
Inventories are valued at the lower of cost and net realizable value. The net realizable value is the estimated selling price of goods, minus the cost of their sale or disposal. In general, acquisition costs are determined using the weighted average purchase price, adjusted for reductions, e.g. from discounts, and ancillary acquisition costs, e.g. from customs duties. If circumstances which previously caused inventories to be written down below cost no longer exist or if there is clear evidence of an increase in net realizable value due to changed economic circumstances, the amount of the write-down is reversed. Further information can be found in note 6.6.
Provisions
Provisions are determined by discounting the expected future cash flows at a pre-tax
rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as finance cost. Provisions are measured in accordance with IAS 37 “Provisions, Contingent Liabilities and Contingent Assets,” or, if applicable, IAS 19 “Employee Benefits.” If it is expected that the cash flow required to settle an obligation will occur after one year, the provision is measured at the present value of the expected cash flow. Claims for reimbursement by third parties are shown separately in the consolidated statements of financial position if their realization is virtually certain. Further information can be found in note 6.13.
Contingent liabilities
Contingent liabilities are possible obligations resulting from past events whose existence will only be confirmed by the occurrence of one or more uncertain future events that are not entirely within the control of SIGNA Sports United Group. Furthermore, contingent liabilities can be current obligations resulting from past events but which are not recognized in the consolidated statements of financial position because it is not probable that an outflow of resources will be required to settle the obligation or the amount of the obligation cannot be measured with sufficient reliability. In accordance with IAS 37, such contingent liabilities are not recognized in the consolidated statements of financial position but disclosed in the notes.
Revenue recognition
Revenue is measured at the calculated transaction price including any effects of variable consideration, financing components, non-cash
consideration and payments to customer. Revenue is recognized when SSU has fulfilled the underlying performance obligations.
Revenue from the sale of merchandise is recognized on delivery of goods to the end consumer, which represents the point in time at which control transfers to the consumer and the Group’s performance obligation is satisfied. Thus, transportation is not considered as separate performance obligation since customer obtains control of the goods after transport is completed. Revenue from the sale of merchandise is recognized at net value, i.e. after deduction of sales tax, returns, prepayments, customer discounts and rebates. Sales transactions generally include

F
-2
5
the right of the buyer to return the goods within a certain period of time. Sales deductions, including for returns from customers, are estimated mainly on the basis of past experience and specific contract provisions.
Services (e.g. repair, product configuration, flocking) are recognized at the time of service provision, i.e. when the service is completed. The services that are offered by the group usually run for a short period of time only. Accordingly, the revenue is recognized at a point in time rather than over a period.
Payment for the purchased goods or services is generally made either before delivery or when service is performed. In case of payment by invoice payment is due within short time after sending the goods to the customer. Cash is collected by the Group from the end consumer using payment service providers. A contract liability is recognized for customer advances as well as for unredeemed gift certificates.
Income taxes
Income tax expense comprises current and deferred tax. It is recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in OCI.
Management has determined that interest and penalties related to income taxes, including uncertain tax treatments, do not meet the definition of income taxes, and therefore accounted for them under IAS 37 Provisions, Contingent Liabilities and Contingent Assets.
Current income taxes
The current income tax expense is determined by applying the tax regulations in force on the balance sheet date in the countries in which SIGNA Sports United Group operates. Estimates are required in determining income taxes. The valuations by the relevant tax authorities may deviate from these estimates. This uncertainty is taken into account by the fact that uncertain tax positions are only recognized if SIGNA Sports United Group estimates the probability of their occurrence to be more than 50%.
Deferred income taxes
Deferred taxes are recognized in accordance with IAS 12 on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the amounts used for tax purposes. In addition, deferred tax assets are recognized for tax loss carryforwards and interest carryforwards. Deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized for deductible temporary differences, tax loss carryforwards and interest carryforwards to the extent that it is probable that sufficient taxable income will be available in the future against which deductible temporary differences and/or tax loss carryforwards can be offset.
Deferred taxes are measured at the tax rates that are expected to apply in the period in which the asset is realized or the liability settled.
Deferred tax assets and liabilities arising from temporary differences in connection with investments in subsidiaries, associates or joint ventures are recognized unless the timing of the reversal of the temporary differences cannot be determined at Group level and/or it is probable that the temporary differences will not reverse in the foreseeable future.
Deferred tax assets and deferred tax liabilities are only offset if the Group has a legally enforceable right to set off current tax assets against current tax liabilities, deferred tax assets and liabilities relate to the same taxable entity and are examined by the same tax authority.

IFRIC 23 Uncertainty over Income Tax Treatments
IFRIC 23 clarifies the application of the recognition and measurement requirements of IAS 12 when there is uncertainty about the income tax treatment. For recognition and measurement, estimates and assumptions must be made, e.g., whether an estimate is made separately or together with other uncertainties, a most likely amount or expected amount for the uncertainty is used and whether changes have occurred compared to the previous period. The risk of detection from tax authorities is irrelevant for the recognition of uncertain balance sheet items. Accounting is based on the assumption that the tax authorities are investigating the matter in question and that they have all relevant information at their disposal.
There are no material effects on the consolidated financial statements of the Group.
Segment reporting
Management of SIGNA Sports United GmbH has appointed a strategic steering and control committee for SIGNA Sports United Group that evaluates the financial performance and situation of SIGNA Sports United Group and makes strategic decisions. This committee acts as Chief Operating Decision Maker (“CODM”). The steering and control committee consists of the Chief Executive Officer and the Chief Financial Officer. Based on the current reporting structures and decision-making processes, SIGNA Sports United GmbH identified three operating segments, which represent the reportable segments (see note 15).